Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	CREDIT SUISSE TRUST
Central Index Key	0000941568
Amendment Flag	false
Document Creation Date	Apr. 15, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	May 01, 2016
Commodity Return Strategy Portfolio | Class 1
Prospectus:
Trading Symbol	CCRSX